Multiemployer Pension Plans - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended
	Aug. 12, 2013	Jun. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014
Multiemployer Plans [Line Items]
Multiemployer obligation payment per annum		$ 424
Withdrawal from Multiemployer Defined Benefit Plan
Multiemployer Plans [Line Items]
Long-term liability			$ 8,640	$ 8,953
Effective borrowing rate				7.00%
Multiemployer obligation paid	$ 3,722
Gain on settlement of multiemployer pension liability		$ 676
PACE Fund
Multiemployer Plans [Line Items]
Multiemployer obligation					$ 193
Multiemployer obligation monthly payments					45
Multiemployer obligation payment per annum					$ 539
GCC-IBT Fund
Multiemployer Plans [Line Items]
Multiemployer obligation			240
Multiemployer obligation monthly payments			31
Multiemployer obligation payment per annum			$ 378